DEBT - Bank borrowings (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Maximum
Debt
Percentage points added to the reference rate			0.20%
Euro
Debt
Percentage points added to the reference rate	1.55%
RMB | Minimum
Debt
Percentage points added to the reference rate	(0.15%)
Bank borrowings entered in August 2022
Debt
Weighted average interest rate (as a percent)		3.59%	3.01%
Long-term facility entered in August 2022
Debt
Maximum borrowing amount	€ 220
Term of debt instrument	3 years
Credit facility drawn down amount			€ 220
Repayment of line of credit facility		€ 220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount	€ 110
Credit facility drawn down amount			110
Repayment of line of credit facility		6
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount	€ 70
Term of debt instrument	35 months
Credit facility drawn down amount			€ 70
Repayment of line of credit facility		€ 70